NET INCOME/(LOSS) PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 25, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)		$ (106,168)	¥ (692,748)	¥ 1,155,611	¥ 1,579,810	[1]
Denominator:
Weighted average number of ordinary shares outstanding, basic		180,301,898	180,301,898	185,219,586	184,225,643	[1]
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)				1,315,878	2,044,872
Weighted average number of ordinary shares outstanding, diluted		180,301,898	180,301,898	186,535,464	186,270,515	[1]
Basic net income/(loss) per share | (per share)		$ (0.5888)	¥ (3.8422)	¥ 6.2391	¥ 8.5754	[1]
Diluted net income/(loss) per share | (per share)		$ (0.5888)	¥ (3.8422)	¥ 6.1951	¥ 8.4813	[1]
Acquired Businesses
Acquired Businesses
Number of shares transferred	61,981,412			61,981,412
RSUs
Denominator:
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)		592,249	592,249

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.